Discontinued Operations - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Aug. 01, 2013 SolmeteX [Member]	Jul. 31, 2013 SolmeteX [Member]	Jan. 31, 2014 SolmeteX [Member]	Oct. 31, 2012 Energy [Member]	Oct. 31, 2013 Energy [Member]	Jul. 31, 2012 Energy [Member]	Jan. 31, 2013 Energy [Member]	Oct. 31, 2012 Energy [Member] Natural Gas Price [Member]	Jan. 31, 2014 Costa Fortuna [Member]	May 30, 2012 Costa Fortuna [Member]	Jul. 31, 2014 Costa Fortuna [Member] Subsequent Event [Member]	Jan. 31, 2014 Other Assets [Member] SolmeteX [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale agreement of discontinued operation	$ 12,064,000	$ 13,500,000	$ 10,600,000			$ 13,500,000
Preferred units of discontinued operation				750,000
Preferred units, percentage yield accruing daily and compounded quarterly				4.00%
Preferred units, valuation amount	466,000													400,000
Gain (loss) on sale of discontinued operations	8,333,000	(32,589,000)			8,300,000			(32,600,000)					(38,300,000)
Tax benefit related to the loss from discontinued operation								12,500,000
Purchase price for discontinued operation						15,000,000							4,400,000
Proceed received from termination of indemnification escrow fund							1,500,000
Potential cash proceeds										2,000,000
Minimum agreed upon natural gas price for contingent consideration of additional proceeds										5.25
Accrual associated with certain litigation claims related to discontinued operations									3,900,000
Estimated value of equipment acquired related to discontinued operation													2,100,000
Remaining intercompany receivable due assigned as part of the transaction related to discontinued operation													1,300,000
Purchase price payable to Layne, beginning date											Dec. 31, 2015
Percentage of income before taxes of discontinued operation to determine payable to company													33.33%
Interest rate on accrued purchase price													2.50%
Due date of unpaid balance of purchase price											Jul. 31, 2024
Unpaid balance of purchase price plus interest accrued													$ 2,700,000
Remaining percentage of interest acquired												50.00%